Directors' and key management remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 23,978	$ 23,095	$ 22,269
Post-employment benefits	629	415	3,461
Employment termination benefits	69		2,682
Share-based payments	14,916	8,033	15,806
Total	$ 39,592	$ 31,543	$ 44,218